Shareholder Report, Holdings (Details)	Mar. 31, 2026
Advisors Capital Total Return - Equity Fund | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.96%
Advisors Capital Total Return - Equity Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.52%
Advisors Capital Total Return - Equity Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Advisors Capital Total Return - Equity Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Advisors Capital Total Return - Equity Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
Advisors Capital Total Return - Equity Fund | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.76%
Advisors Capital Total Return - Equity Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.64%
Advisors Capital Total Return - Equity Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Advisors Capital Total Return - Equity Fund | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Advisors Capital Total Return - Equity Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	2.35%
Advisors Capital Total Return - Equity Fund | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Advisors Capital Total Return - Equity Fund | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Advisors Capital Small/Mid Cap Fund | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.34%
Advisors Capital Small/Mid Cap Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.72%
Advisors Capital Small/Mid Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.15%
Advisors Capital Small/Mid Cap Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.07%
Advisors Capital Small/Mid Cap Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
Advisors Capital Small/Mid Cap Fund | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Advisors Capital Small/Mid Cap Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.76%
Advisors Capital Small/Mid Cap Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Advisors Capital Small/Mid Cap Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
Advisors Capital Tactical Fixed Income Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Advisors Capital Tactical Fixed Income Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.12%
Advisors Capital Active All Cap Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Advisors Capital Active All Cap Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.38%
Advisors Capital Growth Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	2.32%
Advisors Capital Growth Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.68%
Advisors Capital International Fund | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.57%
Advisors Capital International Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.48%
Advisors Capital International Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Advisors Capital International Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.55%
Advisors Capital International Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.35%
Advisors Capital International Fund | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Advisors Capital International Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Advisors Capital International Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Advisors Capital International Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Advisors Capital International Fund | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.03%
Advisors Capital International Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%